Shares of Common Stock Reserved for Future Issuance (Detail)	Mar. 31, 2014	Dec. 31, 2013
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Series A redeemable convertible preferred stock	6,176,748	6,176,748
Convertible notes payable	1,066,667
Options to purchase common stock	1,140,000	915,000
Options available for future issuance	1,185,000	910,000
Total	9,568,415	8,001,748